Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Summary of Inventories
Inventories consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Raw materials	45,471	45,319	6,209
Work in progress	7,900	9,043	1,239
Finished goods	15,333	30,405	4,165

Inventories, total	68,704	84,767	11,613
Inventories provision	(9,216)	(9,080)	(1,244)

	59,488	75,687	10,369